Net Loss Per Share - 10K (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Earnings Per Share [Abstract]
Net loss on which basic earnings per share is calculated	$ (7,677)	$ (3,390)	$ (12,280)	$ 1,645	$ (7,525)	$ (9,917)	$ (29,998)
Net loss on which diluted earnings per share is calculated	$ (7,677)	$ (3,390)	$ (12,280)	$ 1,645	$ (7,525)	$ (9,917)	$ (29,998)
Number of weighted shares on which basic and diluted earnings per share is calculated, basic (in shares)	6,535,000	6,168,000	6,550,000	6,168,000	6,210,000	6,108,000	6,079,000
Number of weighted shares on which basic and diluted earnings per share is calculated, diluted (in shares)	6,535,000	6,168,000	6,550,000	16,992,000	6,210,000	6,108,000	6,079,000
Loss per share, basic (in dollars per share)	$ (1.17)	$ (0.55)	$ (1.87)	$ 0.27	$ (1.21)	$ (1.62)	$ (4.93)
Loss per share, diluted (in dollars per share)	$ (1.17)	$ (0.55)	$ (1.87)	$ 0.10	$ (1.21)	$ (1.62)	$ (4.93)